Loans and Allowance for Loan Losses - Additional Information (Detail)	6 Months Ended
Jun. 30, 2017 USD ($)
Loans and Allowance For Loan Losses [Abstract]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	$ 24,000